DERIVATIVES (Tables)	12 Months Ended
Dec. 31, 2010
Derivatives Tables [Abstract]
Derivatives

Derivative Assets(1)

	2009		2010
	Contract/		Contract/
	Notional	Fair	Notional	Fair
	amount	Value	amount	Value
	(EUR in thousands)		(EUR in thousands)
Cross currency interest rate swaps	2,168,376	131,049	3,454,366	188,836
Financial futures	3,229,732	39,842	3,335,302	3,252
Foreign exchange swaps	3,078,929	106,581	3,674,988	136,369
Forward rate agreements	24,367	629	70,070	1,334
Interest rate swaps	30,622,362	1,512,920	31,831,783	1,304,386
Options	3,855,720	72,789	3,418,324	87,725
Outright foreign exchange forwards	371,144	7,451	347,979	7,728
Commodity swaps and other	-	-	22,041	1,562
Total	43,350,630	1,871,261	46,154,853	1,731,192

Derivative Liabilities(1)

	2009		2010
	Contract/		Contract/
	Notional	Fair	Notional	Fair
	amount	Value	amount	Value
	(EUR in thousands)		(EUR in thousands)
Cross currency interest rate swaps	1,340,197	163,072	3,624,583	373,142
Financial futures	1,083,455	29,747	814,882	10,014
Foreign exchange swaps	2,371,779	23,136	2,288,243	87,889
Forward rate agreements	56,107	264	23,968	847
Interest rate swaps	25,675,742	1,068,706	22,577,707	1,207,035
Options	1,724,510	39,973	2,700,805	93,567
Outright foreign exchange forwards	554,782	5,115	406,583	12,934
Commodity swaps and other	-	-	22,571	1,923
Total	32,806,572	1,330,013	32,459,342	1,787,351

(1) Includes both long and short derivative positions.

Gains and losses on derivative instruments are presented within Net trading loss in the Income Statement and for the year ended December 31, 2009 and 2010 are analyzed as follows:
	2009	2010
	Net	Net
	gains/(losses)	gains/(losses)
	(EUR in thousands)	(EUR in thousands)
Interest rate swaps and cross currency interest rate swaps	(224,000)	(585,082)
Financial futures	(6,590)	(227,366)
Foreign exchange swaps	44,215	5,042
Forward rate agreements	15,059	(1,875)
Options	(852)	(127,263)
Outright foreign exchange forwards	4,473	(13,051)
Commodity swaps and other	-	5,453
Total	(167,695)	(944,142)